Acquisitions - Additional Information (Details) - USD ($)				3 Months Ended	9 Months Ended	12 Months Ended	16 Months Ended
	Dec. 22, 2020	Sep. 30, 2018	Jun. 30, 2018	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Bowman Consulting DCPC [Member] | Mr Gary Bowman Chairman And Chief Executive Officer [Member]
Business Acquisition [Line Items]
Equity method investment, Ownership percentage						100.00%	100.00%
Bowman Consulting NCPC [Member] | Mr Gary Bowman Chairman And Chief Executive Officer [Member]
Business Acquisition [Line Items]
Equity method investment, Ownership percentage						90.00%	90.00%
Bowman Consulting NCPC [Member] | Shareholder [Member]
Business Acquisition [Line Items]
Equity method investment, Ownership percentage						5.00%	5.00%
Bowman Consulting NCPC [Member] | Mr Mike Bruen Chief Operating Officer [Member]
Business Acquisition [Line Items]
Equity method investment, Ownership percentage						5.00%	5.00%
Thirty Month Promissory Note [Member]
Business Acquisition [Line Items]
Debt instrument, Term			30 months
Debt instrument, Face amount			$ 300,000
Interest expense debt			$ 14,399
Share price			$ 8.10
Atherton Asset Acquisition [Member]
Business Acquisition [Line Items]
Asset acquisition, Effective date of acquisition			Jun. 30, 2018
Asset acquisition, Consideration transferred			$ 400,000
Asset acquisition, Consideration transferred, Contingent consideration			200,000
Asset acquisition, Consideration transferred, Transaction cost			$ 0
Atherton Asset Acquisition [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Asset acquisition, Equity interest issued or issuable, Number of shares			38,350
Asset acquisition, Share price			$ 7.15
Asset acquisition, Consideration transferred, Equity interest issued and issuable			$ 200,000
Asset acquisition, Put option rights per share associated with the equity interest issued			$ 8.47
Asset acquisition, Put option rights associated with the equity interest issued, Vesting period			12 months
Westland Asset Acquisition [Member]
Business Acquisition [Line Items]
Asset acquisition, Effective date of acquisition		Sep. 30, 2018
Asset acquisition, Consideration transferred		$ 700,000
Asset acquisition, Consideration transferred, Transaction cost		0
Payments to acquire productive assets		100,000
Westland Asset Acquisition [Member] | Accounts Payable And Accrued Liabilities Current [Member]
Business Acquisition [Line Items]
Percentage of the contingent consideration expected to be paid						100.00%	100.00%	100.00%
Westland Asset Acquisition [Member] | Contingent Consideration Based On Revenue Generated From Acquired Contracts [Member]
Business Acquisition [Line Items]
Asset acquisition, Consideration transferred, Contingent consideration		$ 300,000
Westland Asset Acquisition [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Asset acquisition, Equity interest issued or issuable, Number of shares		50,327
Asset acquisition, Share price		$ 5.49
Asset acquisition, Consideration transferred, Equity interest issued and issuable		$ 300,000
Customer Relationships | Atherton Asset Acquisition [Member]
Business Acquisition [Line Items]
Estimated useful life of intangibles			5 years
Asset acquisition, Recognized identifiable assets acquired, Finite lived intangibles			$ 100,000
Customer Relationships | Westland Asset Acquisition [Member]
Business Acquisition [Line Items]
Estimated useful life of intangibles		5 years
Asset acquisition, Recognized identifiable assets acquired, Finite lived intangibles		$ 400,000
Contract Rights | Atherton Asset Acquisition [Member]
Business Acquisition [Line Items]
Estimated useful life of intangibles			2 years
Asset acquisition, Recognized identifiable assets acquired, Finite lived intangibles			$ 200,000
Contract Rights | Westland Asset Acquisition [Member]
Business Acquisition [Line Items]
Estimated useful life of intangibles		5 years
Asset acquisition, Recognized identifiable assets acquired, Finite lived intangibles		$ 300,000
Noncompete Agreements [Member] | Atherton Asset Acquisition [Member]
Business Acquisition [Line Items]
Estimated useful life of intangibles			3 years
Asset acquisition, Recognized identifiable assets acquired, Finite lived intangibles			$ 100,000
McFarland-Dyer & Associates, Inc.
Business Acquisition [Line Items]
Name of acquired entity					McFarland-Dyer & Associates, Inc
Effective date of acquisition				Aug. 01, 2021
Total consideration paid				$ 3,967,000
Issuance of common stock for acquisitions				32,143
Price per share				$ 12.85	$ 12.85
Equity issued in business combination, fair value				$ 400,000	$ 400,000
Cash, promissory note and assumed liabilities payment on business combination				3,600,000
Liability to contingent consideration				57,000,000,000	57,000,000,000
Identified intangible assets				990,000	990,000
McFarland-Dyer & Associates, Inc. | Customer Relationships and Contract Rights
Business Acquisition [Line Items]
Identified intangible assets				$ 1,000,000.0	$ 1,000,000.0
McFarland-Dyer & Associates, Inc. | Customer Relationships
Business Acquisition [Line Items]
Estimated useful life of intangibles				15 years
McFarland-Dyer & Associates, Inc. | Contract Rights
Business Acquisition [Line Items]
Estimated useful life of intangibles				2 years 4 months 24 days
McFarland-Dyer & Associates, Inc. | Promissory Note
Business Acquisition [Line Items]
Promissory note interest rate				3.25%	3.25%
Debt instrument repayment starting date				Jan. 15, 2022
Debt instrument repayment ending date				Apr. 15, 2024
McFarland-Dyer & Associates, Inc. | Promissory Note | Maximum
Business Acquisition [Line Items]
Increase in promissory note				$ 700,000
Bowman North Carolina Ltd Previously Known As He Wilson Liquidations Inc [Member]
Business Acquisition [Line Items]
Name of acquired entity	renamed HE Wilson Liquidation, Inc. as Bowman North Carolina Ltd. BNCL’s
Effective date of acquisition	Dec. 22, 2020
Total consideration paid	$ 300,000
Business acquisition, Percentage of voting interests acquired	100.00%
Business combination, Recognized identifiable assets acquired and liabilities assumed, Assets, Except indefinite lived intangible assets	$ 0
Business combination, Recognized identifiable assets acquired and liabilities assumed, Liabilities	$ 0
Business Acquisition, Transaction Costs, Other than general legal expenses						$ 0
DCPC Acquisition [Member] | Bowman Consulting DCPC [Member]
Business Acquisition [Line Items]
Name of acquired entity						Bowman Consulting DC PC
Effective date of acquisition						Dec. 31, 2020
DCPC Acquisition [Member] | Common Stock [Member] | Bowman Consulting DCPC [Member] | Mr Gary Bowman Chairman And Chief Executive Officer [Member]
Business Acquisition [Line Items]
Business acquisition, Equity interest issued or issuable, Number of shares						59,000
Business acquisition, Equity interest issued or issuable, Value assigned						$ 700,000	$ 700,000
NCPC Acquisition [Member] | Bowman Consulting NCPC [Member]
Business Acquisition [Line Items]
Name of acquired entity						Bowman Consulting NC PC
Effective date of acquisition							Dec. 31, 2020
NCPC Acquisition [Member] | Common Stock [Member] | Bowman Consulting NCPC [Member]
Business Acquisition [Line Items]
Business acquisition, Equity interest issued or issuable, Number of shares						4,632
Business acquisition, Equity interest issued or issuable, Value assigned						$ 4,400	$ 4,400